Organization and Principal Activities (Details) - CNY (¥)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Organization and Principal Activities [Line Items]
Percentage of base transaction price	100.00%
Equity method investees (in Yuan Renminbi)
Deposits (in Yuan Renminbi)
Percentage of all properties	10.00%
Percentage of unsold properties	10.00%
Sales incentive income recognized (in Yuan Renminbi)
Minimum [Member]
Organization and Principal Activities [Line Items]
Lone term	3 years
Annual interest rate, percentage	0.20%
Maximum [Member]
Organization and Principal Activities [Line Items]
Lone term	5 years
Annual interest rate, percentage	0.50%